Employee Retirement and Severance Benefits (Summary of Defined Benefit Pension Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Benefit Cost over Next Year) (Detail)
¥ in Millions
Dec. 31, 2019 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	¥ (8,736)
Actuarial loss	12,506
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service credit	(123)
Actuarial loss	¥ 6,073